UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2017 (unaudited)

Reinhart Mid Cap PMV Fund

Description	Shares	Value
COMMON STOCKS - 94.3%
Consumer Discretionary - 15.2%
BorgWarner	117,100	$4,940,449
Brinker International	124,940	5,277,466
Discovery Communications, Class A *	165,550	4,761,218
Gentex	161,500	3,396,345
Interpublic Group of Companies	165,980	4,000,118
Michaels *	215,770	4,334,819
		26,710,415
Consumer Staples - 4.4%
Archer-Daniels-Midland	75,000	3,522,750
Whole Foods Market	135,340	4,150,878
		7,673,628
Energy - 8.9%
Apache	86,280	4,537,465
EQT	77,340	4,631,893
Helmerich & Payne	64,710	4,424,223
Pioneer Natural Resources	10,600	1,971,282
		15,564,863
Financials - 21.9%
BOK Financial	35,220	2,904,241
Citizens Financial Group	101,790	3,803,892
Fifth Third Bancorp	146,490	4,019,686
FNF Group	126,080	4,832,647
Franklin Resources	96,210	4,140,878
Invesco	147,560	4,749,956
Jones Lang LaSalle	47,125	5,405,238
Northern Trust	44,210	3,861,744
White Mountains Insurance Group	5,182	4,851,699
		38,569,981
Health Care - 10.2%
Cardinal Health	38,200	3,108,334
Cigna	21,265	3,166,359
HealthSouth	105,810	4,477,879
Quintiles Transnational Holdings *	26,190	2,026,844
Universal Health Services, Class B	40,950	5,143,320
		17,922,736
Industrials - 4.9%
Robert Half International	81,610	3,936,866
Spirit AeroSystems Holdings, Class A	75,460	4,649,091
		8,585,957
Information Technology - 11.4%
Cognizant Technology Solutions, Class A *	71,470	4,236,027
DST Systems	35,693	4,268,883
F5 Networks *	19,500	2,793,765
Lam Research	16,290	1,931,016
Sabre	226,560	4,963,930
Synopsys *	24,680	1,763,139
		19,956,760

Materials - 4.3%
Ashland Global Holdings	34,440	4,155,530
Axalta Coating Systems *	117,000	3,405,870
		7,561,400
Real Estate - 4.6%
Ryman Hospitality Properties - REIT	61,100	3,939,117
Weyerhaeuser - REIT	125,320	4,225,790
		8,164,907
Utilities - 8.5%
Entergy	55,455	4,251,180
NiSource	167,750	4,010,903
Pinnacle West Capital	23,980	1,970,916
Public Service Enterprise Group	102,230	4,700,535
		14,933,534

TOTAL COMMON STOCKS
(Cost $144,934,706)		165,644,181

SHORT-TERM INVESTMENT - 5.4%
Invesco Treasury Portfolio, Institutional Class, 0.41%^
(Cost $9,460,473)	9,460,473	9,460,473

Total Investments - 99.7%
(Cost $154,395,179)		175,104,654
Other Assets and Liabilities, Net - 0.3%		544,156
Total Net Assets - 100.0%		$175,648,810

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of February 28, 2017.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 165,644,181	$ -	$ -	$ 165,644,181
Short-Term Investment	9,460,473	-	-	9,460,473
Total Investments in Securities	$ 175,104,654	$ -	$ -	$ 175,104,654

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 28, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

Reinhart Mid Cap
PMV Fund

Cost of investments	$154,395,179
Gross unrealized appreciation	24,403,130
Gross unrealized depreciation	(3,693,655)
Net unrealized appreciation	$20,709,475

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
                                                   James R. Arnold, President

                Date April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                                   James R. Arnold, President

Date April 21, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                                   Brian R. Wiedmeyer, Treasurer

Date April 21, 2017